Convertible Preferred shares and Warrants (Details) - USD ($)		12 Months Ended
	Mar. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred shares and Warrants (Details) [Line Items]
Stock split ratio	1: 0.905292
Convertible preferred shares outstanding		13,739,186
Preferred shares that can be converted		14,270,797
Reclassified shareholders’ equity (in Dollars)		$ 53,964
Dividend rate			50.00%
Number of warrants issued		3,880,777
Exercise price of warrants (in Dollars per share)		$ 3.87
Warrants convertible shares		3,880,777
Exercise price (in Dollars per share)		$ 3.87
Financial expenses (in Dollars)		$ 16,547
Warrants outstanding		2,323,960
Warrants [Member]
Convertible Preferred shares and Warrants (Details) [Line Items]
Warrants exercised		1,556,817
Series A Convertible Preferred Shares [Member]
Convertible Preferred shares and Warrants (Details) [Line Items]
Number of warrants issued		3,614,960
Exercise price of warrants (in Dollars per share)		$ 5.04
Additional warrants granted		7.00%
Ordinary shares [Member]
Convertible Preferred shares and Warrants (Details) [Line Items]
Ordinary shares		1,160,016